Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Shareholder Report [Line Items]
Fund Name	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Class Name	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Trading Symbol	AMPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cnicfundsetfs.com. You can also request this information by contacting us at (855) 495-1500 or by writing to the CNIC ICE U.S. Carbon Neutral Power Futures Index ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 495-1500
Additional Information Website	www.cnicfundsetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF	$45	0.95%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 3,996,000
Holdings Count | Holdings	75
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$3,996
Number of Holdings	75
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Cash & Cash Equivalents      100.0%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Security Type - Other Financial Instruments
(% of Total Net Assets)

Open Futures Contracts Purchased      (15.6%)

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund	84.2
Regional Greenhouse Gas Initiative Vintage 2024 Futures Contracts	0.8
CAISO SP15-Day-Ahead Peak Fixed Price Futures Contracts	0.0*
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts	0.0*
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts	0.0*
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Futures Contracts	(0.0)^
CAISO SP15-Day-Ahead Peak Fixed Price Futures Contracts	(0.0)^
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Futures Cotracts	(0.0)^
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts	(0.0)^
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Futures Contracts	(0.0)^
*	Less than 0.05% of net assets.
^	Less than (0.05%) of net assets.

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.